Equity Method Investments (Details) $ in Thousands, € in Millions							4 Months Ended	8 Months Ended	12 Months Ended
	Oct. 31, 2025 USD ($)	Oct. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Oct. 31, 2024 USD ($)	Aug. 07, 2024 USD ($)	Jul. 31, 2024	May 05, 2025 USD ($)	Dec. 31, 2025 USD ($) Installment $ / €	Dec. 31, 2025 USD ($) Installment $ / €	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 EUR (€) Installment $ / €
Equity Method Investments [Abstract]
Exchange currency rate | $ / €								1.18	1.18			1.18
Payment for equity method investment									$ 4,871	$ 3,734	$ 0
Equity method investment			$ 3,588					$ 17,407	17,407	3,588
Loss on equity method investment									(86)	(142)	$ 0
Construction of ECV [Member]
Equity Method Investments [Abstract]
Committed funding								$ 9,175	$ 9,175			€ 7.8
Number of installment payments for capital commitment | Installment								5	5			5
Term to make installment payments for capital commitment									33 months
RGI [Member]
Equity Method Investments [Abstract]
Payment for equity method investment				$ 1,251	$ 2,464
Loss on equity method investment							$ (44)			(142)
Current assets			133							133
Non-current assets			5,192							5,192
Current liabilities			$ 59							59
Net income (loss)										$ (345)
WEC [Member]
Equity Method Investments [Abstract]
Loss on equity method investment									$ (42)
Current assets								$ 545	545
Non-current assets								32,997	32,997
Current liabilities								181	181
Net income (loss)									307
WEC [Member] | Construction of ECV [Member]
Equity Method Investments [Abstract]
Committed funding								$ 1,481	$ 1,481			€ 1.2
Number of installment payments for capital commitment | Installment								1	1			1
RGI [Member]
Equity Method Investments [Abstract]
Ownership interest			49.00%			45.00%
RGI [Member] | Minimum [Member]
Equity Method Investments [Abstract]
Ownership interest at time of entering into investment						46.40%
RGI [Member] | Maximum [Member]
Equity Method Investments [Abstract]
Ownership interest at time of entering into investment						49.80%
RGI [Member]
Equity Method Investments [Abstract]
Payment for equity method investment	$ 2,405	€ 2.1
Equity method investment							$ 3,552
RGI [Member] | WEC [Member]
Equity Method Investments [Abstract]
Payment for equity method investment								$ 4,871
Impairment loss									$ 0